Insurance and Reinsurance contract Assets and Liabilities - Reinsurance Contracts Held in Analysis by Measurement Components (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	$ 59,015
Opening reinsurance contract held liabilities, beginning balance	(2,669)
Effects of changes in non-performance risk of reinsurers	(12)	$ 57
Closing reinsurance contract held assets, ending balance	60,881	59,015
Reinsurance contracts held that are liabilities	(3,273)	(2,669)
Reinsurance contracts held
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	59,015	42,651
Opening reinsurance contract held liabilities, beginning balance	(2,669)	(2,831)
Net opening balance, beginning balance	56,346	39,820
Contracts initially recognized during the year	48	57
Effects of changes in non-performance risk of reinsurers	12	(58)
Effects of movements in foreign exchange rates	2,993	(4,632)
Total changes in income and OCI	1,497	(1,969)
Total cash flows	2,759	14,557
Net closing balance, ending balance	57,608	56,346
Closing reinsurance contract held assets, ending balance	60,881	59,015
Reinsurance contracts held that are liabilities	(3,273)	(2,669)
Reinsurance contracts held | PAA Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Contracts initially recognized during the year	8,322	18,990
Reinsurance contracts held | PAA Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Contracts initially recognized during the year	825	1,261
Analysis by measurement components | Reinsurance contracts held
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	58,725	42,355
Opening reinsurance contract held liabilities, beginning balance	(2,642)	(2,790)
Opening PAA reinsurance contract net assets, beginning balance	263	255
Net opening balance, beginning balance	56,346	39,820
CSM recognized for services received	(424)	(321)
Change in risk adjustment for non-financial risk for risk expired	(515)	(536)
Experience adjustments	(497)	(265)
Changes that relate to current services	(1,436)	(1,122)
Contracts initially recognized during the year	48	57
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	(28)	142
Changes in estimates that adjust the CSM	0	0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	166	172
Changes that relate to future services	186	371
Adjustments to liabilities for incurred claims	31	11
Changes that relate to past services	31	11
Insurance service result	(1,219)	(740)
Insurance finance (income) expenses from reinsurance contracts	2,751	(1,842)
Effects of changes in non-performance risk of reinsurers	11	(58)
Effects of movements in foreign exchange rates	(2,992)	4,630
Total changes in income and OCI	(1,449)	1,990
Total cash flows	2,732	14,528
Change in PAA balance	(21)	8
Net closing balance, ending balance	57,608	56,346
Closing reinsurance contract held assets, ending balance	60,606	58,725
Reinsurance contracts held that are liabilities	(3,240)	(2,642)
Opening PAA reinsurance contract net assets, ending balance	242	263
Analysis by measurement components | Reinsurance contracts held | PAA Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	50,275	38,156
Opening reinsurance contract held liabilities, beginning balance	(3,308)	(4,384)
Opening PAA reinsurance contract net assets, beginning balance	249	239
Net opening balance, beginning balance	47,216	34,011
CSM recognized for services received	0	0
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	(497)	(265)
Changes that relate to current services	(497)	(265)
Contracts initially recognized during the year	(1,080)	(1,826)
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	0	0
Changes in estimates that adjust the CSM	(253)	(1,577)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	166	171
Changes that relate to future services	(1,167)	(3,232)
Adjustments to liabilities for incurred claims	31	11
Changes that relate to past services	31	11
Insurance service result	(1,633)	(3,486)
Insurance finance (income) expenses from reinsurance contracts	2,176	(1,858)
Effects of changes in non-performance risk of reinsurers	11	(58)
Effects of movements in foreign exchange rates	(2,630)	4,069
Total changes in income and OCI	(2,076)	(1,333)
Total cash flows	2,732	14,528
Change in PAA balance	(21)	10
Net closing balance, ending balance	47,851	47,216
Closing reinsurance contract held assets, ending balance	51,618	50,275
Reinsurance contracts held that are liabilities	(3,995)	(3,308)
Opening PAA reinsurance contract net assets, ending balance	228	249
Analysis by measurement components | Reinsurance contracts held | PAA Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	5,442	3,685
Opening reinsurance contract held liabilities, beginning balance	333	1,305
Opening PAA reinsurance contract net assets, beginning balance	14	16
Net opening balance, beginning balance	5,789	5,006
CSM recognized for services received	0	0
Change in risk adjustment for non-financial risk for risk expired	(515)	(536)
Experience adjustments	0	0
Changes that relate to current services	(515)	(536)
Contracts initially recognized during the year	825	1,261
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	0	0
Changes in estimates that adjust the CSM	(26)	(290)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	1
Changes that relate to future services	799	972
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	284	436
Insurance finance (income) expenses from reinsurance contracts	447	(62)
Effects of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	(257)	411
Total changes in income and OCI	474	785
Total cash flows	0	0
Change in PAA balance	0	(2)
Net closing balance, ending balance	6,263	5,789
Closing reinsurance contract held assets, ending balance	5,902	5,442
Reinsurance contracts held that are liabilities	347	333
Opening PAA reinsurance contract net assets, ending balance	14	14
Analysis by measurement components | Reinsurance contracts held | CSM, Fair value
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	2,619	565
Opening reinsurance contract held liabilities, beginning balance	(112)	116
Opening PAA reinsurance contract net assets, beginning balance	0	0
Net opening balance, beginning balance	2,507	681
CSM recognized for services received	(216)	(62)
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	(216)	(62)
Contracts initially recognized during the year	(2)	2
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	(9)	110
Changes in estimates that adjust the CSM	(201)	1,657
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	(212)	1,769
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	(428)	1,707
Insurance finance (income) expenses from reinsurance contracts	69	16
Effects of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	(85)	103
Total changes in income and OCI	(444)	1,826
Total cash flows	0	0
Change in PAA balance	0	0
Net closing balance, ending balance	2,063	2,507
Closing reinsurance contract held assets, ending balance	2,223	2,619
Reinsurance contracts held that are liabilities	(160)	(112)
Opening PAA reinsurance contract net assets, ending balance	0	0
Analysis by measurement components | Reinsurance contracts held | CSM, Other
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	389	(51)
Opening reinsurance contract held liabilities, beginning balance	445	173
Opening PAA reinsurance contract net assets, beginning balance	0	0
Net opening balance, beginning balance	834	122
CSM recognized for services received	(208)	(259)
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	(208)	(259)
Contracts initially recognized during the year	305	620
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	(19)	32
Changes in estimates that adjust the CSM	480	210
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	766	862
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	558	603
Insurance finance (income) expenses from reinsurance contracts	59	62
Effects of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	(20)	47
Total changes in income and OCI	597	712
Total cash flows	0	0
Change in PAA balance	0	0
Net closing balance, ending balance	1,431	834
Closing reinsurance contract held assets, ending balance	863	389
Reinsurance contracts held that are liabilities	568	445
Opening PAA reinsurance contract net assets, ending balance	$ 0	$ 0